Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan [Abstract]
Employee Benefits and Other Expenses

Note 23: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.
Although not required, we made a $192 million contribution to our Cash Balance Plan in 2019. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2020; however, this is dependent on the finalization of the actuarial valuation in 2020. Our decision of whether to make a contribution in 2020 will be based on various factors including the actual investment performance of plan assets during 2020. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2020 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments.
We recognize settlement losses for our Cash Balance Plan based on assessing whether lump sum payments will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Lump sum payments (included in the “Benefits paid” line in Table 23.1) did not exceed this threshold in 2019. Settlement losses of $134 million were recognized in 2018 representing the pro rata portion of the net loss in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation attributable to 2018 lump sum payments.
Our nonqualified defined benefit plans are unfunded and provide supplemental defined benefit pension benefits to certain eligible employees. The benefits under these plans were frozen in prior years.
We provide health care and life insurance benefits for certain retired employees, and we reserve the right to amend, modify or terminate any of the benefits at any time.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
Table 23.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet. The increases in the benefit obligation of the qualified plans and nonqualified plans were primarily due to actuarial losses, reflecting a decrease in the discount rates, partially offset by benefits paid. The decrease in the benefit obligation for the other benefit plans was primarily due to benefits paid (net of participant contributions) and net actuarial gains, partially offset by interest cost. Net actuarial gains were primarily due to actual benefit claims being less than projected, partially offset by a decrease in the discount rate.

Table 23.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,129	557	555	11,110	621	611
Service cost	11	—	—	11	—	—
Interest cost	419	22	23	392	21	21
Plan participants’ contributions	—	—	44	—	—	48
Actuarial loss (gain)	1,229	49	(11)	(674)	(27)	(33)
Benefits paid	(672)	(57)	(86)	(719)	(57)	(92)
Medicare Part D subsidy	—	—	—	—	—	2
Settlements, Curtailments, and Amendments	(2)	—	—	1	—	—
Other	—	—	—	13	—	—
Foreign exchange impact	2	1	—	(5)	(1)	(2)
Benefit obligation at end of year	11,116	572	525	10,129	557	555

Change in plan assets:
Fair value of plan assets at beginning of year	9,477	—	511	10,667	—	565
Actual return on plan assets	1,758	—	64	(478)	—	(17)
Employer contribution	199	57	7	10	57	5
Plan participants’ contributions	—	—	44	—	—	48
Benefits paid	(672)	(57)	(86)	(719)	(57)	(92)
Medicare Part D subsidy	—	—	—	—	—	2
Settlement	(1)	—	—	—	—	—
Other	—	—	—	1	—	—
Foreign exchange impact	2	—	—	(4)	—	—
Fair value of plan assets at end of year	10,763	—	540	9,477	—	511
Funded status at end of year	$(353)	(572)	15	(652)	(557)	(44)
Amounts recognized on the balance sheet at end of year:
Assets	$1	—	44	1	—	—
Liabilities	(354)	(572)	(29)	(653)	(557)	(44)

Table 23.2 provides information for pension and post retirement plans with benefit obligations in excess of plan assets.

Table 23.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2019		December 31, 2018
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$11,653	N/A	10,640	N/A
Accumulated benefit obligation	11,634	29	10,627	555
Fair value of plan assets	10,727	—	9,429	511

Table 23.3 presents the components of net periodic benefit cost and other comprehensive income (OCI).

Table 23.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2019			December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$11	—	—	11	—	—	5	—	—
Interest cost (1)	419	22	23	392	21	21	412	24	28
Expected return on plan assets (1)	(567)	—	(28)	(641)	—	(31)	(652)	—	(30)
Amortization of net actuarial loss (gain) (1)	148	10	(17)	131	14	(18)	148	11	(9)
Amortization of prior service credit (1)	—	—	(10)	—	—	(10)	—	—	(10)
Settlement loss (1)	—	2	—	134	2	—	7	6	—
Net periodic benefit cost	11	34	(32)	27	37	(38)	(80)	41	(21)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	38	49	(47)	445	(27)	15	33	46	(128)
Amortization of net actuarial gain (loss)	(148)	(10)	17	(131)	(14)	18	(148)	(11)	9
Prior service cost	—	—	—	1	—	—	1	—	—
Amortization of prior service credit	—	—	10	—	—	10	—	—	10
Settlement	—	(2)	—	(134)	(2)	—	(8)	(6)	—
Total recognized in other comprehensive income	(110)	37	(20)	181	(43)	43	(122)	29	(109)
Total recognized in net periodic benefit cost and other comprehensive income	$(99)	71	(52)	208	(6)	5	(202)	70	(130)

(1)
Effective January 1, 2018, we adopted ASU 2017-07 – Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, 2019 and 2018 balances are reported in other noninterest expense on the consolidated statement of income. For 2017, these balances were reported in employee benefits.

Table 23.4 provides the amounts recognized in cumulative OCI (pre-tax).

Table 23.4: Benefits Recognized in Cumulative OCI

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,226	186	(357)	3,336	149	(327)
Net prior service cost (credit)	1	—	(146)	1	—	(156)
Total	$3,227	186	(503)	3,337	149	(483)

Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 23.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.

Table 23.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2019			December 31, 2018
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	3.21%	3.03	3.10	4.30	4.20	4.24
Interest crediting rate	2.70	1.35	N/A	3.22	2.18	N/A

Table 23.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 23.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2019			December 31, 2018			December 31, 2017
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.30%	4.10	4.24	3.65	3.65	3.54	3.98	3.93	4.00
Interest crediting rate (1)	3.22	2.05	N/A	2.74	1.68	N/A	2.92	1.85	N/A
Expected return on plan assets	6.24	N/A	5.75	6.24	N/A	5.75	6.70	N/A	5.75

(1)	Includes the impact of interim re-measurements as applicable.

To account for postretirement health care plans, we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation, we assumed an average annual increase of approximately 8.30% for health care costs in 2020. This rate is assumed to trend down 0.40%-0.50% per year until the trend rate reaches an ultimate rate of 4.50% in 2028. The 2019 periodic benefit cost was determined using an initial annual trend rate of 8.40%. This rate was assumed to decrease 0.50%-0.60% per year until the trend rate reached an ultimate rate of 4.50% in 2026.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk, given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a moderate amount of long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies, coupled with an investment strategy for the fixed income assets that is generally designed to approximate the interest rate sensitivity of the Cash Balance Plan’s benefit obligations. As of the end of 2019, the asset allocation for our Cash Balance Plan had a mix range of 20%-40% equities, 50%-70% fixed income, and approximately 10% in real estate, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40%-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are predominately invested in fixed income securities and cash. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 23.7.

Table 23.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2020	$826	50	42
2021	811	48	42
2022	797	45	41
2023	738	44	40
2024	720	42	38
2025-2029	3,391	187	167

Fair Value of Plan Assets
Table 23.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 19 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.

Table 23.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2019
Cash and cash equivalents	$3	287	—	290	53	145	—	198
Long duration fixed income (1)	821	5,259	—	6,080	—	—	—	—
Intermediate (core) fixed income (2)	—	167	—	167	—	177	—	177
High-yield fixed income	—	217	—	217	—	—	—	—
International fixed income	33	97	—	130	—	—	—	—
Domestic large-cap stocks (3)	700	290	—	990	—	73	—	73
Domestic mid-cap stocks	210	113	—	323	—	19	—	19
Domestic small-cap stocks	201	9	—	210	—	11	—	11
Global stocks (4)	92	374	—	466	—	—	—	—
International stocks (5)	567	120	—	687	12	22	—	34
Emerging market stocks	—	249	—	249	—	—	—	—
Real estate	141	35	7	183	—	—	—	—
Hedge funds/absolute return	68	50	—	118	—	—	—	—
Other	57	48	9	114	4	—	24	28
Plan investments - excluding investments at NAV	$2,893	7,315	16	10,224	69	447	24	540
Investments at NAV (6)				478				—
Net receivables				61				—
Total plan assets				$10,763				540
December 31, 2018
Cash and cash equivalents	$2	284	—	286	69	22	—	91
Long duration fixed income (1)	902	4,414	—	5,316	—	—	—	—
Intermediate (core) fixed income (2)	—	118	—	118	—	183	—	183
High-yield fixed income	—	114	—	114	—	—	—	—
International fixed income	55	186	—	241	—	—	—	—
Domestic large-cap stocks (3)	582	238	—	820	—	115	—	115
Domestic mid-cap stocks	167	89	—	256	—	28	—	28
Domestic small-cap stocks	141	7	—	148	—	17	—	17
Global stocks (4)	72	357	—	429	—	—	—	—
International stocks (5)	449	110	—	559	9	40	—	49
Emerging market stocks	—	205	—	205	—	—	—	—
Real estate	148	33	14	195	—	—	—	—
Hedge funds/absolute return	63	32	—	95	—	—	—	—
Other	34	44	8	86	4	—	24	28
Plan investments - excluding investments at NAV	$2,615	6,231	22	8,868	82	405	24	511
Investments at NAV (6)				566				—
Net receivables				43				—
Total plan assets				$9,477				511

(1)
This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg Barclays Capital U.S. Aggregate Bond Index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets.

(4)
This category consists of five unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across four unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Table 23.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 23.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Quarter ended December 31, 2019
Pension plan assets:
Real estate	$14	1	1	(9)	—	7
Other	8	—	2	(1)	—	9
Total pension plan assets	$22	1	3	(10)	—	16
Other benefits plan assets:
Other	$24	—	—	—	—	24
Total other benefit plan assets	$24	—	—	—	—	24
Quarter ended December 31, 2018
Pension plan assets:
Real estate	$20	(2)	(1)	(3)	—	14
Other	8	—	—	—	—	8
Total pension plan assets	$28	(2)	(1)	(3)	—	22
Other benefits plan assets:
Other	$23	1	—	—	—	24
Total other benefit plan assets	$23	1	—	—	—	24

(1)	All unrealized gains (losses) relate to instruments held at period end.

VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the fund’s NAV per share held at year-end. The NAV per share is quoted on a private market that is not active; however, the NAV per share is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV per share held at year-end and in interest-bearing bank accounts.
Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV, registered investment companies and collective investment funds described above.
Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.
Real Estate – includes investments in real estate, which are valued at fair value based on an income capitalization valuation approach. Market values are estimates, and the actual market price of the real estate can only be determined by negotiation between independent third parties in sales transactions. This group of assets also includes investments in exchange-traded equity securities and collective investment funds described above.
Hedge Funds / Absolute Return – includes investments in registered investment companies, and limited partnerships, as described above.
Other – insurance contracts that are stated at cash surrender value. This group of assets also includes investments in registered investment companies and collective investment funds described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
We sponsor a qualified defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after 1 month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for quarterly company matching contributions, which are generally dollar for dollar up to 6% of an employee’s eligible certified compensation. Matching contributions are 100% vested. The 401(k) Plan includes an employer discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts for a plan year. Eligible employees who complete one year of service are eligible for profit sharing contributions. Profit sharing contributions are vested after three years of service. Total defined contribution retirement plan expenses were $1.1 billion in 2019 and $1.2 billion in both 2018 and 2017.

Other Expenses
Table 23.10 separately presents other expenses exceeding 1% of the sum of net interest income and total noninterest income in any of the years presented.

Table 23.10: Other Expenses

	Year ended December 31,
(in millions)	2019	2018	2017
Operating losses	$4,321	3,124	5,492
Outside professional services	3,198	3,306	3,813
Contract services (1)	2,489	2,192	1,638
Leases (2)	1,155	1,334	1,351
Advertising and promotion	1,076	857	614
Outside data processing	673	660	891
Other	3,840	4,129	3,789
Total other noninterest expense	$16,752	15,602	17,588

(1)	The amount for 2017 has been revised to conform with the current period presentation whereby temporary help is included in contract services rather than in all other noninterest expense.
(2)
Represents expenses for assets we lease to customers.